Intangible Assets (Details 2) (Mortgage servicing rights (MSRs))	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Mortgage servicing rights (MSRs)
Assumptions used in estimating the fair value of mortgage service rights
Weighted-Average Constant Prepayment Rate (as a percent)	10.54%	9.48%
Weighted-Average Note Rate (as a percent)	3.99%	4.01%
Weighted-Average Discount Rate (as a percent)	9.21%	9.06%
Weighted-Average Expected Life (in years)	5 years 8 months 12 days	6 years 1 month 6 days